Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ (229)	¥ 277	¥ (68)
Designated as Hedging Instrument | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	241	81	17
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(5)	(6)
Designated as Hedging Instrument | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(32)	(102)	(78)
Designated as Hedging Instrument | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(212)	(183)	(196)
Designated as Hedging Instrument | Interest rate swap agreement | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(7)	(4)
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	23	22
Not Designated as Hedging Instrument | Currency option contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	18	40
Not Designated as Hedging Instrument | Interest rate swap agreement | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income			¥ 2